Prospectus Supplement

January 29, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 29, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Multi-Asset Portfolio
(the "Portfolio")

The following is hereby added as the penultimate paragraph under the section of the Prospectus entitled "Portfolio Summary — Principal Risks:"

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Please retain this supplement for future reference.

  IFIMULASSTSPT2 1/13

Statement of Additional Information Supplement

January 29, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 29, 2013 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 23, 2012 of:

Multi-Asset Portfolio
(the "Portfolio")

The third paragraph on the cover page of the Statement of Additional Information ("SAI") is hereby deleted and replaced with the following:

The Total Emerging Markets Portfolio and Multi-Asset Portfolio are "non-diversified" and, as such, the Portfolios' investments are not required to meet certain diversification requirements under federal securities laws. Compared with "diversified" funds or portfolios, such Portfolios may invest a greater percentage of their assets in the securities of an individual corporation or governmental entity. Thus, the Total Emerging Markets Portfolio's and Multi-Asset Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolios' overall value to decline to a greater degree.

The fundamental investment limitation number 4 in the section of the SAI entitled "Investment Limitations — Fundamental Limitations" is hereby deleted and replaced with the following:

(4)  except with respect to the Total Emerging Markets Portfolio and Multi-Asset Portfolio, invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

Please retain this supplement for future reference.